Intangible Assets/Goodwill and Other Intangible Assets (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Other Intangible Assets (Textual)
Amortization of intangible assets	$ 232	$ 323	$ 464	$ 646	$ 1,160	$ 1,731
Write-off of fully amortized intangible assets					260
Impairment loss on intangible assets						$ 1,065